Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011
Income Tax [Line Items]
Non-current deferred tax asset	$ 553,000		$ 34,000
Valuation allowance	553,000
Valuation allowance increase during period	519,000
Federal and state net operating losses	1,323,000
Federal and state tax net operating loss carryforwards, beginning period of expiration	2031
Deferred tax asset		$ 0